DIRECT OPERATING COSTS (Tables)	6 Months Ended
Jun. 30, 2023
Direct Operating Costs [Abstract]
Disclosure Of Detailed Information On Operating Costs

	For the three-month period ended June 30		For the six-month period ended June 30
US$ MILLIONS	2023	2022	2023	2022
Depreciation and amortization	$57	$54	$112	$108
Transportation and distribution	48	40	97	80
Operations and maintenance	18	14	36	29
Compensation	18	15	35	30
Cost of inventory	1	1	3	4
Other	7	7	13	14
Total	$149	$131	$296	$265